CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 997	$ 817	$ 1,926	$ 1,656
Other income		6	5	70	19
Direct operating costs	[1]	(296)	(249)	(587)	(587)
Management service agreement		(43)	(47)	(95)	(102)
Interest expense		(255)	(220)	(483)	(440)
Share of (loss) earnings from equity-accounted investments		1	(1)	(1)	1
Foreign exchange and financial instrument gain (loss)		3	(18)	(30)	16
Depreciation		(286)	(275)	(582)	(565)
Other		0	(31)	(26)	(177)
Remeasurement of BEPC exchangeable and BEPC class B shares		1,080	694	171	788
Income tax recovery (expense)
Current		(29)	(18)	(67)	(31)
Deferred		(41)	2	(41)	19
Income tax recovery (expense)		(70)	(16)	(108)	(12)
Net income		1,137	659	255	597
Net income attributable to:
The partnership		1,046	611	70	602
Attributable to non- controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues		571	453	1,126	936
Other income		(10)	(6)	13	(5)
Direct operating costs		(152)	(125)	(300)	(337)
Foreign exchange and financial instrument gain (loss)		17	6	5	41
Depreciation		(162)	(156)	(329)	(323)
Remeasurement of BEPC exchangeable and BEPC class B shares		0	0	0	0
Income tax recovery (expense)
Current		(20)	(11)	(47)	(19)
Participating non-controlling interests – in operating subsidiaries
Income tax recovery (expense)
Net income		90	46	180	(10)
Net income attributable to:
Non-controlling interests		90	46	180	(10)
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income attributable to:
Non-controlling interests		$ 1	$ 2	$ 5	$ 5

[1]	Direct operating costs exclude depreciation expense disclosed below.